Cash from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
(Loss)/profit before taxation	$ (543,850)	$ (8,141)	$ (152,853)
Adjustments:
Depreciation of property, plant and equipment	421,920	344,716	373,247
Amortization of intangible assets	47,330	38,166	35,415
Net reversal of impairment of property, plant and equipment and prepaid land rent	38,157	51,113	27,594
(Reversal of loss allowance)/loss allowance on trade receivables	(4,446)	(34,031)	13,081
Impairment of withholding tax receivables	52,334	61,810	31,533
Impairment of Goodwill	121,596
Amortization of prepaid site rent	9,176	8,321	4,459
Net (gain)/loss on disposal of plant, property and equipment	3,382	(2,499)	(764)
Insurance claim income	(2,092)	(6,861)	(14,987)
Interest expense	872,029	422,034	633,766
Interest income	(15,825)	(25,522)	(148,968)
Impairment/(reversal of impairment) of inventory	138	(315)	4,599
Decrease in decommissioning expense		(2,671)
Sharebased payment expense	13,265	11,780	8,342
Operating profit before working capital changes	1,013,114	857,900	814,464
Changes in working capital
Decrease/(increase) in inventory	(37,750)	6,689	(8,482)
Increase in trade and other receivables	(141,723)	(164,382)	(130,265)
Increase/(decrease) in trade and other payables	133,233	87,866	(19,018)
Net movement in working capital	(46,240)	(69,827)	(157,765)
Cash from operations	$ 966,874	$ 788,073	$ 656,699